Consolidated statement of profit or loss and other comprehensive income (Parentheticals) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statement Of Profit Or Loss And Other Comprehensive Income Abstract
Weighted average number of ordinary shares used in calculating diluted earnings per share (in Shares)	664,158,704	297,914,797	257,936,715